Share-based payments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended						0 Months Ended					0 Months Ended														12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2013 Senior Executives [Member]	Dec. 31, 2012 Sales and Marketing Expense [Member]	Dec. 31, 2011 Sales and Marketing Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Jan. 01, 2008 2008 Share Inventive Plan [Member]	Dec. 17, 2013 2008 Share Inventive Plan [Member]	Dec. 14, 2012 2008 Share Inventive Plan [Member]	Aug. 31, 2010 2008 Share Inventive Plan [Member]	Sep. 01, 2011 Employee Stock Option [Member]	Sep. 01, 2011 Employee Stock Option [Member] Senior Executives [Member]	Feb. 08, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Four [Member]	Feb. 08, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Five [Member]	Feb. 13, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Six [Member]	Mar. 21, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Seven [Member]	Mar. 27, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Eight [Member]	Oct. 17, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Ten [Member]	Nov. 11, 2013 Employee Stock Option [Member] Senior Executives [Member] Stock Option Thirteen [Member]	Nov. 11, 2013 Employee Stock Option [Member] Senior Executives [Member] Stock Option Fourteen [Member]	Nov. 15, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Eleven [Member]	Mar. 04, 2013 Employee Stock Option [Member] Senior Executives [Member] Stock Option Twelve [Member]	May 23, 2012 Employee Stock Option [Member] Senior Executives [Member] Stock Option Nine [Member]	Dec. 17, 2013 Restricted Share [Member]	Nov. 11, 2013 Restricted Share [Member]	Dec. 31, 2013 Restricted Share [Member]	Dec. 31, 2012 Restricted Share [Member]	Dec. 31, 2011 Restricted Share [Member]	Dec. 31, 2013 Restricted Share [Member] Senior Executives [Member]	Mar. 04, 2013 Restricted Share [Member] Senior Executives [Member]	Nov. 15, 2012 Restricted Share [Member] Senior Executives [Member]	Mar. 27, 2012 Restricted Share [Member] Senior Executives [Member]	May 20, 2013 Restricted Share [Member] Employee [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation arrangement by share options	335,000	1,300,000	120,000								1,796,492					120,000	300,000	50,000	400,000	25,000	100,000	150,000	175,000	85,000	125,000	75,000	150,000
Increase in the number of authorized shares												6,000,000	4,500,000	3,000,000
Share based compensation arrangement, exercised prices			$ 0.01													$ 1.74	$ 1.06	$ 1.06	$ 1.1	$ 1.55	$ 1.65	$ 1.57	$ 1.62	$ 1.62	$ 1.05		$ 1.69
Share based compensation arrangement, fair value options															$ 123		$ 182	$ 35	$ 286	$ 22	$ 108	$ 150	$ 182	$ 78	$ 83	$ 48	$ 165
Share based compensation arrangement, vesting period					3 years												1 year	3 years	3 years		3 years	3 years	3 years	1 year	3 years	3 years	3 years
Share based compensation arrangement, options cancelled																					250,000
Share based compensation arrangement cancelled, exercised prices																					$ 6.09
Share based compensation arrangement, exercised prices	$ 1.49	$ 1.37	$ 1.74		$ 2.62																					$ 1.02
Number of share options					225,000
Restricted stock units, vesting date					Jan. 04, 2010																								Jan. 02, 2014
Amount of compensation cost recognized		473	662			116	123	271	357	539
Unrecognized share-based compensation cost in respect of granted share options	348	359		308
Restricted stock units, granted																												31,496	785,000				50,000	75,000	125,000	56,087	36,780
Restricted stock units, fair value																												$ 40	$ 1,272				$ 75	$ 77	$ 131	$ 93	$ 38
Restricted stock units, grant date																																				Jun. 27, 2013
Restricted stock units vesting , period																																		3 years	3 years
Restricted share units, compensation cost																														1,377	187	232
Unrecognized share-based compensation cost in respect of granted restricted stock units																														48	0
Percentage of transferred equity of SearchMedia International Limited		100.00%
Option to acquire number of shares issued for transferred equity of SearchMedia International Limited		650,000
Shares restricted Period		5 years
Risk-free rate of return	2.63%
Volatility rate	95.26%
Expected life		5 years
Dividend yield		0.00%
Fair value of the share-based payment to nonemployees		$ 421